Employee Benefit Plans - Other Plan Narrative (Details) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Share-based Compensation Plan
Defined Benefit Plan Disclosure [Line Items]
Share Based Compensation Plan, number of shares authorized | shares	79
Other Postretirement Benefit Plans, Defined Benefit [Member] | Share-based Compensation Plan
Defined Benefit Plan Disclosure [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	10 years
U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan Maximum Annual Contributions Per Employee Percent	75.00%
Number Of Investment Funds In Which Employee Can Contribute [Member]	(17)
Defined Contribution Plan, Employer Matching Contribution, Percent	1.00%
Defined Contribution Plan Employer Matching Contribution Percent Of Match	6.00%
Employer Matching Discretionary Contribution Percent	6.00%
Company contributions charged to expense for defined contribution plan | $	$ 82	$ 82	$ 77
U.S. | cop_IncentiveStockOptionsMember [Member]
Defined Benefit Plan Disclosure [Line Items]
Share Based Compensation Plan, number of shares authorized | shares	40
U.S. | Company Retirement Contribution (CRC)
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan Employer Matching Contribution Percent Of Match	6.00%
Defined Contribution Plan Employers Vesting Period	3 years
Defined contribution plan employers vesting percent	100.00%
Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions charged to expense for defined contribution plan | $	$ 30	$ 31	$ 35